Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
ADS issuance contribution	$ 386,908		$ 1,076,189
Government grants for research and development expenditures	73,724	$ 248,613
Government subsidies		29,147	31,112
Accretion income		94,248
Others	1,689	14,130	771
Other income	$ 462,321	$ 386,138	$ 1,108,072